CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)
Assets:
Cash	$ 6,220,000
Restricted cash - Note 6	3,270,000
Accounts receivable	97,000
Inventories - Note 4	4,453,000
Ore on leach pads - Note 4	22,062,000
Prepaids and other - Note 5	2,648,000
Current assets	38,750,000
Restricted cash - Note 6	39,477,000
Plant, equipment and mine development, net - Note 6	51,207,000
Other assets, non-current - Note 5	5,203,000
Total assets	134,637,000
Liabilities:
Accounts payable	10,746,000
Interest payable	846,000
Other liabilities, current - Note 8	3,939,000
Debt, net, current - Note 9	553,965,000
Current liabilities	569,496,000
Other liabilities, non-current - Note 8	18,000
Debt, non-current ? Notes 9 and 20	0
Asset retirement obligation, non-current - Note 11	4,374,000
Total liabilities	573,888,000
Commitments and contingencies - Note 20
Stockholders' (Deficit) Equity: - Note 10
Common stock, $0.0001 par value; 400,000,000 shares authorized; 50,160,042 issued and outstanding at June 30, 2020; and 345,431 issued and 323,328 outstanding at December 31, 2019	3,000
Additional paid-in capital	5,184,000
Accumulated deficit	(444,438,000)
Total stockholders' (deficit)	(439,251,000)
Total liabilities and stockholders' equity	$ 134,637,000